Interim Consolidated Balance Sheets - CAD ($)	Mar. 31, 2021	Dec. 31, 2020
Current
Cash	$ 8,688	$ 476
GST recoverable	14,780	12,044
Deferred loss on derivatives	646,136	280,637
Total current assets	669,604	293,157
Total assets	669,604	293,157
Current
Trade and other payables	116,847	147,597
Convertible promissory notes - liability component	42,589	91,721
Derivative liability	668,608	1,610,858
Promissory notes	11,827	11,904
Total liabilities	839,871	1,862,080
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital	10,073,706	8,876,281
Reserves	60,000	60,000
Accumulated deficit	(10,303,973)	(10,505,204)
Total deficiency attributable to shareholders	(170,267)	(1,568,923)
Total liabilities and shareholders' equity (deficiency)	$ 669,604	$ 293,157